RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Balances And Transactions

a.Balances with related parties:

	December 31,
	2021	2020

Trade accounts receivable	289	92
Trade accounts payable	34	61

b.Transactions with related parties:

	Year ended December 31,
	2021	2020	2019

Revenues	682	514	226
Purchases, general and administrative expenses	334	314	323
Interest on loans from controlling shareholder	-	102	121